Accounting policies - Offsetting of financial instruments - assets (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	$ 259,133	$ 374,940
Net amount of financial assets presented in the balance sheet	259,133	374,940
Impact of Master Netting Agreements	(157,112)	(266,853)
Financial instrument collateral	(68,252)	(65,177)
Cash collateral	(26,894)	(23,052)
Net amount	6,875	19,858
Financial instruments received as collateral	68,252	65,177
Financial derivatives assets
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	190,638	304,477
Net amount of financial assets presented in the balance sheet	190,638	304,477
Impact of Master Netting Agreements	(152,313)	(256,053)
Financial instrument collateral	(4,491)	(5,483)
Cash collateral	(26,894)	(23,052)
Net amount	6,940	19,889
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	68,486	70,356
Net amount of financial assets presented in the balance sheet	68,486	70,356
Impact of Master Netting Agreements	(4,799)	(10,800)
Financial instrument collateral	(63,687)	(59,557)
Net amount		(1)
Equity investments
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	9	107
Net amount of financial assets presented in the balance sheet	9	107
Financial instrument collateral	(74)	(137)
Net amount	(65)	(30)
Financial instruments in connection with securities loans transactions | Equity investments
Financial assets offset in the consolidated balance sheets
Financial instruments received as collateral	$ 74	$ 137